Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2022
Financial Information of the Parent Company [Abstract]
Financial information of the parent company

Note 16 – Financial information of the parent company

The Company performed a test on the restricted net assets of its consolidated subsidiaries in accordance with the Securities and Exchange Commission Regulation S-X Rule 5-04 and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiaries and VIEs under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs” and the income of the subsidiaries and VIEs is presented as “Equity income of subsidiaries and VIEs”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP are not required.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2022 and 2021.

PARENT COMPANY BALANCE SHEETS

	December 31,	December 31,
	2022	2021
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$14,452,747	$22,086,787
Other current asset	1,324,063	491,000
Escrow	600,000	600,000
Other receivable - intercompany	3,224,949	2,862,436
Total current assets	19,601,759	26,040,223

OTHER ASSETS
Investment in subsidiary	39,653,486	35,881,493
Total other assets	39,653,486	35,881,493

Total assets	$59,255,245	$61,921,716

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	$70,000	$140,000
Other payables and accrued liabilities		23,958
Other payables - intercompany	9,569,397	14,569,398
Total current liabilities	9,639,397	14,733,356

Total liabilities	9,639,397	14,733,356

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, no shares issued and outstanding	-	-
Ordinary shares, $0.00005 par value, 900,000,000 shares authorized, 30,836,992 and 30,654,712 shares issued, 21,226,992 and 21,044,712 shares outstanding as of December 31, 2022 and 2021, respectively	1,542	1,533
Treasury shares, at cost, 9,610,000 shares	(481)	(481)
Additional paid-in capital	22,349,767	21,884,962
Subscription receivable	-	(1,000,000)
Statutory reserves	124,757	112,347
Retained earnings	28,315,319	25,092,043
Accumulated other comprehensive income (loss)	(1,175,056)	1,097,956
Total shareholders’ equity	49,615,848	47,188,360

Total liabilities and shareholders’ equity	$59,255,245	$61,921,716

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Years Ended December 31,
	2022	2021	2020

OPERATING EXPENSES:
General and administrative	$(2,869,077)	$(3,501,857)	$(4,452,154)
Total operating expenses	(2,869,077)	(3,501,857)	(4,452,154)

LOSS FROM OPERATIONS	(2,869,077)	3,501,857	(4,452,154)

OTHER INCOME (EXPENSE)
Finance expense	59,758	1,079	(17,410)
Other income, net	-	-	-
Share of income of subsidiaries	6,045,005	14,945,051	6,517,671
Total other income, net	6,104,763	14,946,130	6,500,261

NET INCOME	$3,235,686	$11,444,273	$2,048,107
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(2,273,012)	174,841	1,144,657
COMPREHENSIVE INCOME	$962,674	$11,619,114	$3,192,764

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2022	2021	2020

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$3,235,686	$11,444,273	$2,048,107
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries and VIEs	(6,045,005)	(14,945,051)	(6,517,671)
Change in operating assets and liabilities:
Depreciation and amortization	-	-	-
(Decrease) increase in accounts payable	(70,000)	(2,820,000)	2,960,000
(Decrease) increase in other payables and accrued liabilities	(23,958)	(517,960)	50,918
(Increase) in other receivable and other current assets	(833,063)	-	-
(Increase) in other receivable - intercompany	(362,514)	(2,862,437)	-
Increase (decrease) in other payables - intercompany	(5,000,000)	13,174,933	(18,993)
Common stock issue for service	464,814	-	-
Net cash used in operating activities	(8,634,040)	3,473,758	(1,477,639)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	-	-	-
Net cash used in investing activities	-	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of ordinary shares, net	1,000,000.00	2,000,000	18,090,668
Net cash provided by financing activities	1,000,000.00	2,000,000	18,090,668

CHANGES IN CASH AND CASH EQUIVALENTS	(7,634,040)	5,473,758	16,613,029

CASH AND CASH EQUIVALENTS, beginning of year	22,086,787	16,613,029	-

CASH AND CASH EQUIVALENTS, end of year	$14,452,747	$22,086,787	$16,613,029

NON-CASH TRANSACTIONS OF FINANCING ACTIVITIES
Business acquisition through issuance of ordinary shares	$-	$-	$-
Proceeds from initial public offerings deposited with escrow	$-	$-	$600,000
Proceeds from initial public offerings offset with intercompany payable	$-	$-	$1,413,458